Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 8.4%
Entertainment 1.4%
Electronic Arts, Inc.	341,284	46,199,615
Interactive Media & Services 5.0%
Alphabet, Inc., Class C(a)	79,279	163,998,918
Media 2.0%
Comcast Corp., Class A	1,186,675	64,210,984
Total Communication Services		274,409,517
Consumer Discretionary 13.4%
Automobiles 2.0%
General Motors Co.(a)	748,021	42,981,287
Tesla Motors, Inc.(a)	32,180	21,493,987
Total		64,475,274
Internet & Direct Marketing Retail 5.0%
Amazon.com, Inc.(a)	52,122	161,269,638
Multiline Retail 2.8%
Dollar Tree, Inc.(a)	375,152	42,939,898
Target Corp.	235,737	46,692,427
Total		89,632,325
Specialty Retail 3.6%
Home Depot, Inc. (The)	240,338	73,363,175
TJX Companies, Inc. (The)	684,423	45,274,581
Total		118,637,756
Total Consumer Discretionary		434,014,993
Consumer Staples 5.2%
Food Products 1.4%
Mondelez International, Inc., Class A	803,052	47,002,634
Household Products 2.2%
Procter & Gamble Co. (The)	533,642	72,271,136
Tobacco 1.6%
Philip Morris International, Inc.	576,692	51,175,648
Total Consumer Staples		170,449,418
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.6%
Oil, Gas & Consumable Fuels 2.6%
Chevron Corp.	542,676	56,867,018
Pioneer Natural Resources Co.	177,145	28,134,169
Total		85,001,187
Total Energy		85,001,187
Financials 12.3%
Banks 4.9%
Bank of America Corp.	1,925,018	74,478,947
Citigroup, Inc.	784,171	57,048,440
Popular, Inc.	406,018	28,551,186
Total		160,078,573
Capital Markets 6.0%
Bank of New York Mellon Corp. (The)	974,795	46,098,055
BlackRock, Inc.	70,907	53,461,042
Intercontinental Exchange, Inc.	427,594	47,753,698
State Street Corp.	553,908	46,533,811
Total		193,846,606
Insurance 1.4%
Allstate Corp. (The)	384,940	44,229,606
Total Financials		398,154,785
Health Care 13.4%
Biotechnology 2.5%
AbbVie, Inc.	492,733	53,323,565
BioMarin Pharmaceutical, Inc.(a)	176,965	13,362,627
Exact Sciences Corp.(a)	111,884	14,744,074
Total		81,430,266
Health Care Equipment & Supplies 2.8%
Medtronic PLC	432,642	51,107,999
Stryker Corp.	168,713	41,095,113
Total		92,203,112
Health Care Providers & Services 2.4%
Centene Corp.(a)	542,385	34,663,825
Cigna Corp.	176,104	42,571,381
Total		77,235,206
Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.2%
IQVIA Holdings, Inc.(a)	193,151	37,305,184
Pharmaceuticals 4.5%
Eli Lilly and Co.	257,969	48,193,768
Horizon Therapeutics PLC(a)	201,168	18,515,503
Johnson & Johnson	484,722	79,664,061
Total		146,373,332
Total Health Care		434,547,100
Industrials 9.8%
Aerospace & Defense 1.1%
Howmet Aerospace, Inc.(a)	1,137,949	36,562,302
Air Freight & Logistics 1.5%
United Parcel Service, Inc., Class B	291,481	49,548,855
Airlines 1.2%
Southwest Airlines Co.(a)	609,348	37,206,789
Building Products 2.3%
Masco Corp.	595,450	35,667,455
Trane Technologies PLC	238,413	39,471,656
Total		75,139,111
Machinery 1.1%
AGCO Corp.	246,735	35,443,483
Road & Rail 2.6%
Lyft, Inc., Class A(a)	512,319	32,368,314
Union Pacific Corp.	236,402	52,105,365
Total		84,473,679
Total Industrials		318,374,219
Information Technology 27.1%
Communications Equipment 1.9%
Cisco Systems, Inc.	1,213,427	62,746,310
Electronic Equipment, Instruments & Components 1.2%
TE Connectivity Ltd.	307,880	39,750,387
IT Services 4.4%
Fiserv, Inc.(a)	364,210	43,355,558
MasterCard, Inc., Class A	187,155	66,636,538
Square, Inc., Class A(a)	142,536	32,362,799
Total		142,354,895
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.0%
Applied Materials, Inc.	397,525	53,109,340
Broadcom, Inc.	120,988	56,097,296
NVIDIA Corp.	90,306	48,217,083
NXP Semiconductors NV	187,181	37,687,022
Total		195,110,741
Software 9.7%
Adobe, Inc.(a)	129,147	61,392,609
Intuit, Inc.	118,617	45,437,428
Microsoft Corp.	879,204	207,289,927
Total		314,119,964
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	1,039,419	126,965,031
Total Information Technology		881,047,328
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
American Tower Corp.	215,027	51,404,354
Prologis, Inc.	452,530	47,968,180
Total		99,372,534
Total Real Estate		99,372,534
Utilities 2.7%
Multi-Utilities 2.7%
Ameren Corp.	552,720	44,969,299
DTE Energy Co.	331,982	44,200,084
Total		89,169,383
Total Utilities		89,169,383
Total Common Stocks (Cost $2,617,782,364)		3,184,540,464

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(c)	92,841,474	92,832,190
Total Money Market Funds (Cost $92,831,883)		92,832,190
Total Investments in Securities (Cost: $2,710,614,247)		3,277,372,654
Other Assets & Liabilities, Net		(29,119,108)
Net Assets		3,248,253,546

2	Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	30,928,636	754,135,318	(692,231,764)	—	92,832,190	—	17,593	92,841,474
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7019_03_L01_(03/21)